Nuveen Global Infrastructure Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 95.3%
X –
COMMON STOCKS - 90.5% X 405,766,524
Capital Goods - 3.3%
24,902 Eiffage SA $ 2,363,638
140,708 Ferrovial SE 4,299,612
72,709 Vinci SA 8,043,871
Total Capital Goods 14,707,121
Commercial & Professional Services - 5.8%
64,797 (b) Casella Waste Systems Inc, Class A 4,944,011
1,336,587 Cleanaway Waste Management Ltd 2,081,679
30,744 Republic Services Inc 4,381,327
43,203 Waste Connections Inc 5,802,163
56,788 Waste Management Inc 8,656,763
Total Commercial & Professional Services 25,865,943
Energy - 18.9%
89,337 Cheniere Energy Inc 14,826,368
36,137 DT Midstream Inc 1,912,370
438,236 Enbridge Inc 14,545,053
117,305 Energy Transfer LP 1,645,789
88,425 Enterprise Products Partners LP 2,420,192
186,366 Gibson Energy Inc 2,665,998
51,698 (c) Keyera Corp 1,213,804
622,191 Kinder Morgan Inc 10,315,927
36,617 MPLX LP 1,302,467
100,876 ONEOK Inc 6,398,565
229,099 (c) Pembina Pipeline Corp 6,888,572
88,496 Targa Resources Corp 7,585,877
135,416 TC Energy Corp 4,656,934
255,346 Williams Cos Inc/The 8,602,607
Total Energy 84,980,523
Telecommunication Services - 1.6%
164,871 Cellnex Telecom SA, 144A 5,734,543
129,834 Infrastrutture Wireless Italiane Spa 1,542,737
Total Telecommunication Services 7,277,280
Transportation - 25.5%
126,515 Aena SME SA 19,037,669
36,209 Aeroports de Paris 4,270,168
922,737 Atlas Arteria Ltd 3,267,218
2,043,134 Auckland International Airport Ltd 9,686,210
38,499 Canadian National Railway Co 4,170,597
32,639 Canadian Pacific Railway Ltd 2,428,668
91,735 Central Japan Railway Co 2,230,811
812,949 China Merchants Port Holdings Co Ltd 1,010,525
93,039 CSX Corp 2,860,949
76,060 East Japan Railway Co 4,352,678
302,420 Enav Spa 1,118,425
38,239 Flughafen Zurich AG 7,280,558
29,173 (b) Fraport AG Frankfurt Airport Services
Worldwide
1,542,290
383,354 Getlink SE 6,111,391
41,609 Grupo Aeroportuario del Centro Norte SAB de
CV, ADR
3,616,238
28,820 Grupo Aeroportuario del Pacifico SAB de CV,
ADR
4,737,143

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Shares Description (a) Value
Transportation (continued)
378,508 International Container Terminal Services Inc $ 1,382,786
136,606 Japan Airport Terminal Co Ltd 5,787,225
125,444 Kamigumi Co Ltd 2,583,391
387,909 Port of Tauranga Ltd 1,366,721
638,815 Qube Holdings Ltd 1,173,359
2,434,234 Transurban Group 19,779,749
21,567 Union Pacific Corp 4,391,688
Total Transportation 114,186,457
Utilities - 35.4%
22,982 Ameren Corp 1,719,743
34,184 American Electric Power Co Inc 2,571,320
55,962 American Water Works Co Inc 6,929,774
615,015 APA Group 3,271,775
4,929 Brookfield Infrastructure Corp, Class A 174,191
18,704 Brookfield Renewable Corp, Class A 447,774
11,348 California Water Service Group 536,874
159,574 CenterPoint Energy Inc 4,284,562
504,472 CK Infrastructure Holdings Ltd 2,380,275
292,315 CLP Holdings Ltd 2,158,419
111,378 CMS Energy Corp 5,915,286
13,735 Consolidated Edison Inc 1,174,755
207,862 Contact Energy Ltd 1,001,471
35,521 DTE Energy Co 3,526,525
36,021 Duke Energy Corp 3,179,213
46,089 E.ON SE 545,049
735,499 EDP - Energias de Portugal SA 3,058,164
4,774 Elia Group SA/NV 467,188
33,616 Emera Inc 1,173,621
89,684 Endesa SA 1,825,198
1,235,816 Enel Spa 7,578,941
103,402 Engie SA 1,585,789
25,288 Evergy Inc 1,282,102
152,137 Exelon Corp 5,749,257
1,273,263 Hong Kong & China Gas Co Ltd 885,919
141,078 (c) Hydro One Ltd 3,591,737
508,793 Iberdrola SA 5,690,569
234,998 Infratil Ltd 1,438,575
511,641 Italgas Spa 2,617,672
150,385 Meridian Energy Ltd 462,488
50,289 (c) National Grid PLC, Sponsored ADR 3,049,022
215,359 NextEra Energy Inc 12,337,917
29,250 NextEra Energy Partners LP 868,725
84,426 NiSource Inc 2,083,634
315,972 (b) PG&E Corp 5,096,628
20,827 Portland General Electric Co 843,077
463,819 Power Grid Corp of India Ltd 1,113,303
70,406 PPL Corp 1,658,765
192,329 RWE AG 7,139,212
254,877 Sembcorp Industries Ltd 947,349
9,796 Sempra 666,422
77,498 Severn Trent PLC 2,236,233
768,806 Snam Spa 3,607,446
264,668 Southern Co/The 17,129,313
223,577 SSE PLC 4,381,288
595,352 Terna - Rete Elettrica Nazionale 4,477,902
33,073 Veolia Environnement SA 956,013
47,894 WEC Energy Group Inc 3,857,862

Shares Description (a) Value
Utilities (continued)
158,596 Xcel Energy Inc $ 9,074,863
Total Utilities 158,749,200
Total Common Stocks
(cost $352,413,075) 405,766,524
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 4.5% X 19,992,556
Data Center REITs - 1.8%
11,125 Equinix Inc   $ 8,079,642
Total Data Center REITs 8,079,642
Health Care REITs - 0.2%
309,608 Parkway Life Real Estate Investment Trust   835,083
Total Health Care REITs 835,083
Telecom Tower REITs - 2.5%
37,725 American Tower Corp   6,203,876
25,507 Crown Castle Inc   2,347,409
12,622 SBA Communications Corp   2,526,546
Total Telecom Tower REITs 11,077,831
Total Real Estate Investment Trust Common Stocks
(cost $22,213,132) 19,992,556
Shares Description (a) Value
–
INVESTMENT COMPANIES - 0.3% X 1,588,834
428,298 3i Infrastructure PLC $ 1,588,834
Total Investment Companies
(cost $1,693,638) 1,588,834
Total Long-Term Investments
(cost $376,319,845) 427,347,914
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2% X –
5,212,576 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 5,212,576
Total Investments Purchased with Collateral from Securities Lending
(cost $5,212,576) 5,212,576
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.4%
–
REPURCHASE AGREEMENTS - 2.4% 10,582,150
$ 10,080 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $10,084,435,
collateralized by $12,905,800, U.S. Treasury Bond, 3.375%,
due 11/15/48, value $10,281,613
5.280% 10/02/23 $ 10,080,000
502 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $502,216,
collateralized by $712,100, U.S. Treasury Bond, 2.875%, due
5/15/52, value $512,211
1.600% 10/02/23 502,150
Total Repurchase Agreements
(cost $10,582,150) 10,582,150
Total Short-Term Investments
(cost $10,582,150) 10,582,150
Total Investments (cost $392,114,571 ) - 98.9% 443,142,640
Other Assets & Liabilities, Net -  1.1% 5,079,524
Net Assets - 100% $ 448,222,164

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 232,129,265 $ 173,637,259 $ – $ 405,766,524
Real Estate Investment Trust Common
Stocks 19,157,473 835,083 – 19,992,556
Investment Companies – 1,588,834 – 1,588,834
Investments Purchased with Collateral from
Securities Lending 5,212,576 – – 5,212,576
Short-Term Investments:
Repurchase Agreements – 10,582,150 – 10,582,150
Total
$ 256,499,314 $ 186,643,326 $ – $ 443,142,640
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,048,543.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Real Asset Income Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.7%
X –
CORPORATE BONDS - 26 .8 % X 291,002,454
Automobiles & Components - 0.2%
$ 2,060 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 $ 2,011,075
Total Automobiles & Components 2,011,075
Capital Goods - 0.8%
3,730 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 3,582,478
2,335 Chart Industries Inc, 144A 7.500% 1/01/30 2,347,796
1,575 Emerald Debt Merger Sub LLC, 144A 6.625% 12/15/30 1,516,213
1,580 Trinity Industries Inc, 144A 7.750% 7/15/28 1,589,875
Total Capital Goods 9,036,362
Commercial & Professional Services - 0.6%
1,425 Clean Harbors Inc, 144A 4.875% 7/15/27 1,342,830
800 Clean Harbors Inc, 144A 5.125% 7/15/29 735,925
4,350 Waste Management Inc 4.875% 2/15/34 4,116,720
Total Commercial & Professional Services 6,195,475
Consumer Discretionary Distribution & Retail - 0.1%
1,380 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 1,173,284
Total Consumer Discretionary Distribution & Retail 1,173,284
Consumer Services - 0.5%
3,475 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 3,139,379
825 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 693,558
1,065 (b) Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 892,364
1,230 Scientific Games International Inc, 144A 7.500% 9/01/31 1,215,672
Total Consumer Services 5,940,973
Energy - 5.1%
2,050 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 2,064,596
1,821 Archrock Partners LP / Archrock Partners Finance Corp, 144A 6.250% 4/01/28 1,695,395
915 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 876,727
3,420 Cheniere Energy Partners LP 4.500% 10/01/29 3,096,718
1,270 CNX Midstream Partners LP, 144A 4.750% 4/15/30 1,057,135
1,820 DT Midstream Inc, 144A 4.375% 6/15/31 1,530,463
1,250 DT Midstream Inc 4.300% 4/15/32 1,062,250
3,880 Energy Transfer LP 5.550% 2/15/28 3,811,393
1,200 EnLink Midstream LLC, 144A 5.625% 1/15/28 1,134,582
1,215 EQM Midstream Partners LP 5.500% 7/15/28 1,140,238
1,300 EQM Midstream Partners LP, 144A 4.750% 1/15/31 1,118,961
590 EQM Midstream Partners LP, 144A 7.500% 6/01/30 592,506
1,105 CAD Gibson Energy Inc 5.250% 12/22/80 661,568
1,620 Hess Midstream Operations LP, 144A 5.500% 10/15/30 1,472,175
1,445 CAD Keyera Corp 6.875% 6/13/79 983,866
3,470 Kinetik Holdings LP, 144A 5.875% 6/15/30 3,253,125
4,880 MPLX LP 5.000% 3/01/33 4,446,835
4,440 MPLX LP 5.650% 3/01/53 3,815,249
2,715 ONEOK Inc 6.100% 11/15/32 2,680,686
2,195 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 2,186,165
3,833 CAD Pembina Pipeline Corp 4.800% 1/25/81 2,267,629
3,100 Sabine Pass Liquefaction LLC 5.000% 3/15/27 3,007,363
1,190 Sunoco LP / Sunoco Finance Corp 5.875% 3/15/28 1,141,584
3,000 Targa Resources Corp 6.125% 3/15/33 2,940,901

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 425 CAD Transcanada Trust 4.200% 3/04/81 $ 237,402
1,250 Venture Global Calcasieu Pass LLC, 144A 4.125% 8/15/31 1,025,776
5,000 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 4,769,348
940 Williams Cos Inc/The 5.400% 3/02/26 932,704
Total Energy 55,003,340
Equity Real Estate Investment Trusts (Reits) - 7.0%
4,680 Agree LP 4.800% 10/01/32 4,145,157
1,770 Alexandria Real Estate Equities Inc 5.150% 4/15/53 1,476,509
2,845 Alexandria Real Estate Equities Inc 4.750% 4/15/35 2,501,343
2,430 American Tower Corp 5.500% 3/15/28 2,384,043
2,405 American Tower Corp 5.650% 3/15/33 2,311,847
4,485 AvalonBay Communities Inc 5.000% 2/15/33 4,271,306
5,615 Crown Castle Inc 5.000% 1/11/28 5,424,506
1,455 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 1,244,111
3,000 Extra Space Storage LP 5.700% 4/01/28 2,964,671
2,610 Extra Space Storage LP 5.500% 7/01/30 2,523,793
4,480 Federal Realty OP LP 5.375% 5/01/28 4,352,773
3,500 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 3,072,398
1,200 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 1,066,600
1,925 Iron Mountain Inc, 144A 7.000% 2/15/29 1,882,714
2,195 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 1,804,142
9,000 Kimco Realty OP LLC 4.600% 2/01/33 7,979,074
11,820 Prologis LP 4.625% 1/15/33 10,935,785
1,370 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 1,239,014
1,430 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 1,171,084
5,025 SBA Communications Corp 3.125% 2/01/29 4,191,213
3,260 Scentre Group Trust 2, 144A 5.125% 9/24/80 2,720,931
2,975 VICI Properties LP 4.950% 2/15/30 2,722,029
3,595 Welltower OP LLC 3.850% 6/15/32 3,066,416
Total Equity Real Estate Investment Trusts (Reits) 75,451,459
Financial Services - 0.3%
725 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 687,277
2,700 Hunt Cos Inc, 144A 5.250% 4/15/29 2,120,591
0 BRL Swiss Insured Brazil Power Finance Sarl, 144A 9.850% 7/16/32 –
Total Financial Services 2,807,868
Health Care Equipment & Services - 0.8%
2,170 Encompass Health Corp 4.625% 4/01/31 1,839,462
830 Encompass Health Corp 4.750% 2/01/30 734,294
3,925 (b) Tenet Healthcare Corp 6.125% 10/01/28 3,684,594
2,300 Tenet Healthcare Corp 6.125% 6/15/30 2,156,363
Total Health Care Equipment & Services 8,414,713
Materials - 0.2%
2,520 Air Products and Chemicals Inc 4.800% 3/03/33 2,417,596
Total Materials 2,417,596
Media & Entertainment - 1.2%
4,600 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 3,610,300
2,500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 2,331,164
2,450 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 2,166,241
1,250 Lamar Media Corp 3.625% 1/15/31 1,017,950
4,600 VZ Secured Financing BV, 144A 5.000% 1/15/32 3,613,550
Total Media & Entertainment 12,739,205

Principal
Amount (000)   Description (a) Coupon Maturity Value
Real Estate Management & Development - 0.2%
$ 2,775 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 $ 2,360,888
Total Real Estate Management & Development 2,360,888
Telecommunication Services - 1.4%
2,700 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 2,254,500
3,030 Cellnex Finance Co SA, 144A 3.875% 7/07/41 2,099,305
2,750 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 2,011,315
750 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 706,551
1,600 Iliad Holding SASU, 144A 7.000% 10/15/28 1,456,442
1,365 Iliad Holding SASU, 144A 6.500% 10/15/26 1,282,435
2,610 Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint
Spectrum Co III LLC, 144A
5.152% 3/20/28 2,564,186
2,215 T-Mobile USA Inc 4.800% 7/15/28 2,128,672
1,175 T-Mobile USA Inc 5.050% 7/15/33 1,090,178
Total Telecommunication Services 15,593,584
Transportation - 0.4%
2,300 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 2,053,382
1,500 XPO Inc, 144A 6.250% 6/01/28 1,451,325
1,405 XPO Inc, 144A 7.125% 6/01/31 1,383,961
Total Transportation 4,888,668
Utilities - 8.0%
2,895 AEP Transmission Co LLC 5.400% 3/15/53 2,690,178
2,810 CAD AltaGas Ltd 5.250% 1/11/82 1,632,107
3,065 CAD AltaGas Ltd 7.350% 8/17/82 2,163,022
4,445 Ameren Illinois Co 4.950% 6/01/33 4,205,725
1,720 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 1,484,045
1,815 Baltimore Gas and Electric Co 5.400% 6/01/53 1,667,938
1,200 Calpine Corp, 144A 3.750% 3/01/31 966,748
1,460 CAD Capital Power Corp 7.950% 9/09/82 1,028,100
1,825 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 1,439,558
3,320 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 2,580,902
2,875 Consolidated Edison Co of New York Inc 4.625% 12/01/54 2,269,804
2,555 Duke Energy Carolinas LLC 5.350% 1/15/53 2,335,266
1,400 EUR EDP - Energias de Portugal SA , Reg S 4.496% 4/30/79 1,469,049
2,000 EUR EDP - Energias de Portugal SA , Reg S 5.943% 4/23/83 2,093,508
4,040 EDP Finance BV, 144A 6.300% 10/11/27 4,093,571
1,775 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 1,663,698
1,975 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 1,776,165
4,360 Florida Power & Light Co 4.800% 5/15/33 4,121,272
2,355 Georgia Power Co 4.650% 5/16/28 2,271,950
7,450 ITC Holdings Corp, 144A 4.950% 9/22/27 7,258,558
6,475 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 6,484,798
585 NextEra Energy Operating Partners LP, 144A 4.500% 9/15/27 530,336
2,681 GBP NGG Finance PLC , Reg S 5.625% 6/18/73 3,118,524
1,940 Northern States Power Co/MN 5.100% 5/15/53 1,735,756
1,500 NRG Energy Inc, 144A 3.625% 2/15/31 1,137,983
995 NRG Energy Inc, 144A 7.000% 3/15/33 961,344
3,735 Pacific Gas and Electric Co 6.150% 1/15/33 3,542,402
1,485 Pattern Energy Operations LP / Pattern Energy Operations Inc,
144A
4.500% 8/15/28 1,289,722
2,665 Public Service Enterprise Group Inc 5.850% 11/15/27 2,680,938
3,250 Southern Co Gas Capital Corp 5.150% 9/15/32 3,059,922
3,125 Southern Co/The 5.200% 6/15/33 2,953,790
700 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 608,307
3,315 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 2,832,336
1,665 Virginia Electric and Power Co 5.000% 4/01/33 1,560,890
3,000 Vistra Operations Co LLC, 144A 7.750% 10/15/31 2,955,132

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities (continued)
$ 2,305 WEC Energy Group Inc 5.600% 9/12/26 $ 2,304,620
Total Utilities 86,967,964
Total Corporate Bonds
(cost $314,945,859) 291,002,454
Shares Description (a) Value
X –
COMMON STOCKS - 23 .0 % X 249,391,974
Energy - 8.1%
46,467 DT Midstream Inc $ 2,459,034
485,645 Enbridge Inc 16,118,557
182,300 Energy Transfer LP 2,557,669
190,916 Enterprise Products Partners LP 5,225,371
406,240 Gibson Energy Inc 5,811,333
98,514 Keyera Corp 2,312,985
884,085 Kinder Morgan Inc 14,658,129
37,748 MPLX LP 1,342,696
168,808 ONEOK Inc 10,707,469
421,745 Pembina Pipeline Corp 12,681,072
55,788 Plains GP Holdings LP, Class A 899,303
54,570 TC Energy Corp 1,876,654
327,710 Williams Cos Inc/The 11,040,550
Total Energy 87,690,822
Financial Services - 0.2%
2,615,761 Sdcl Energy Efficiency Income Trust PLC 2,147,873
Total Financial Services 2,147,873
Health Care Equipment & Services - 0.5%
788,724 Chartwell Retirement Residences 5,969,507
Total Health Care Equipment & Services 5,969,507
Real Estate Management & Development - 1.1%
354,174 Amot Investments Ltd 1,719,039
1,511,178 Capitaland India Trust 1,158,285
162,708 CK Asset Holdings Ltd 854,638
601,282 Hysan Development Co Ltd 1,164,032
2,561,923 Sino Land Co Ltd 2,881,229
378,532 Sun Hung Kai Properties Ltd 4,038,920
Total Real Estate Management & Development 11,816,143
Telecommunication Services - 0.6%
1,040,501 HKT Trust & HKT Ltd 1,085,002
8,840,027 NETLINK NBN TRUST 5,426,102
Total Telecommunication Services 6,511,104
Transportation - 2.2%
19,450 Aena SME SA 2,926,789
971,040 Atlas Arteria Ltd 3,438,248
966,274 Aurizon Holdings Ltd 2,160,510
957,257 China Merchants Port Holdings Co Ltd 1,189,905
725,876 COSCO SHIPPING Ports Ltd 472,875
1,143,548 Dalrymple Bay Infrastructure Ltd 2,056,814
909,779 Enav Spa 3,364,590
3,350 Grupo Aeroportuario del Centro Norte SAB de
CV, ADR
291,148
17,899 Grupo Aeroportuario del Pacifico SAB de CV,
ADR
2,942,059

Shares Description (a) Value
Transportation (continued)
550,916 Transurban Group $ 4,476,554
Total Transportation 23,319,492
Utilities - 10.3%
113,205 ACEA SpA 1,231,232
54,282 American Electric Power Co Inc 4,083,092
1,043,609 APA Group 5,551,821
201,114 Auren Energia SA 549,342
20,530 Brookfield Renewable Corp, Class A 491,488
941 Canadian Solar Infrastructure Fund Inc 765,237
73,220 Canadian Utilities Ltd, Class A 1,547,148
51,973 Capital Power Corp 1,450,997
953,412 CK Infrastructure Holdings Ltd 4,498,530
106,525 Clearway Energy Inc, Class A 2,121,978
634,551 CLP Holdings Ltd 4,685,449
669,975 Contact Energy Ltd 3,227,913
66,132 Dominion Energy Inc 2,954,116
26,492 Duke Energy Corp 2,338,184
112,488 Emera Inc 3,927,245
159,486 Enagas SA 2,641,008
236,076 Endesa SA 4,804,485
1,876,702 Enel Spa 11,509,329
12,669 Engie SA 194,294
28,862 Evergy Inc 1,463,303
82,492 Greencoat Renewables PLC 83,751
630,928 Italgas Spa 3,227,972
197,166 (b) National Grid PLC, Sponsored ADR 11,954,175
15,952 Naturgy Energy Group SA 433,977
61,156 NextEra Energy Partners LP 1,816,333
45,267 NorthWestern Corp 2,175,532
99,771 OGE Energy Corp 3,325,367
67,804 Pinnacle West Capital Corp 4,995,799
1,006,393 Power Assets Holdings Ltd 4,860,380
245,121 Redeia Corp SA 3,856,079
789,567 REN - Redes Energeticas Nacionais SGPS SA 2,018,599
1,922,559 Snam Spa 9,021,167
17,338 Southern Co/The 1,122,115
106,258 SSE PLC 2,082,266
392,184 Vector Ltd 927,330
Total Utilities 111,937,033
Total Common Stocks
(cost $249,552,511) 249,391,974
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 20 .1 % X 217,859,099
Diversified REITs - 1.6%
39,784 American Assets Trust Inc   $ 773,799
57,094 Armada Hoffler Properties Inc   584,642
495,211 Charter Hall Long Wale REIT   1,018,941
97,666 Essential Properties Realty Trust Inc   2,112,516
98,110 ICADE   3,231,258
1,578,550 LXI REIT Plc   1,748,798
189,597 Merlin Properties Socimi SA   1,595,238
11,427 Star Asia Investment Corp   4,422,888
29,179 WP Carey Inc   1,578,000
Total Diversified REITs 17,066,080

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Shares Description (a) Value
Health Care REITs - 2.1%
4,233,167 Assura PLC   $ 2,183,714
165,786 CareTrust REIT Inc   3,398,613
67,974 Community Healthcare Trust Inc   2,018,828
105,984 Healthcare Realty Trust Inc   1,618,376
479,551 Healthpeak Properties Inc   8,804,556
138,933 Omega Healthcare Investors Inc   4,607,018
35,504 Physicians Realty Trust   432,794
Total Health Care REITs 23,063,899
Hotel & Resort REITs - 0.3%
243,579 Apple Hospitality REIT Inc   3,736,502
Total Hotel & Resort REITs 3,736,502
Industrial REITs - 4.7%
1,206,188 CapitaLand Ascendas REIT   2,419,221
1,427,295 Centuria Industrial REIT   2,745,224
558,405 Dexus Industria REIT   918,516
430,537 Dream Industrial Real Estate Investment Trust   4,070,013
1,536,010 FIBRA Macquarie Mexico, 144A   2,574,486
1,404,266 Frasers Logistics & Commercial Trust   1,096,520
116,533 Intervest Offices & Warehouses NV   1,687,902
1,434,215 LondonMetric Property PLC   2,990,688
672,469 LXP Industrial Trust   5,984,974
4,181,539 Mapletree Industrial Trust   6,902,760
5,265,372 Mapletree Logistics Trust   6,455,003
833,618 Nexus Industrial REIT   4,412,821
741,501 TF Administradora Industrial S de RL de CV   1,314,726
2,236,487 Tritax Big Box REIT PLC   3,806,079
2,533,665 Urban Logistics REIT PLC   3,394,274
Total Industrial REITs 50,773,207
Mortgage REITs - 0.1%
32,371 KKR Real Estate Finance Trust Inc   384,244
37,465 Starwood Property Trust Inc   724,947
Total Mortgage REITs 1,109,191
Multi-Family Residential REITs - 1.1%
299,006 Apartment Income REIT Corp   9,179,484
183,823 Elme Communities   2,507,346
3,970,455 (c) Home Reit PLC   4,844
Total Multi-Family Residential REITs 11,691,674
Office REITs - 0.7%
30,085 Gecina SA   3,067,408
54,361 Highwoods Properties Inc   1,120,380
102,515 NSI NV   1,944,409
95,026 Postal Realty Trust Inc, Class A   1,282,851
Total Office REITs 7,415,048
Other Specialized REITs - 2.3%
36,336 EPR Properties   1,509,398
180,136 Four Corners Property Trust Inc   3,997,218
213,348 Gaming and Leisure Properties Inc   9,718,001
329,980 VICI Properties Inc   9,602,418
Total Other Specialized REITs 24,827,035
Retail REITs - 5.8%
99,547 Brixmor Property Group Inc   2,068,587
2,017,837 CapitaLand China Trust   1,303,582
910,935 Charter Hall Retail REIT   1,826,927
298,599 Choice Properties Real Estate Investment Trust   2,787,583
311,047 Crombie Real Estate Investment Trust   2,860,281

Shares Description (a) Value
Retail REITs (continued)
251,913 CT Real Estate Investment Trust   $ 2,539,068
3,582,092 Fortune Real Estate Investment Trust   2,147,217
638,633 Frasers Centrepoint Trust   1,020,823
448 Kenedix Retail REIT Corp   866,243
253,408 Kimco Realty Corp   4,457,447
868,999 Link REIT   4,248,998
211,973 NNN REIT Inc   7,491,126
4,866 Realty Income Corp   243,008
208,413 RioCan Real Estate Investment Trust   2,772,702
299,435 RPT Realty   3,162,033
14,295 Saul Centers Inc   504,185
2,719,423 Scentre Group   4,273,205
96,295 Simon Property Group Inc   10,402,749
70,162 Spirit Realty Capital Inc   2,352,532
2,055,455 Vicinity Ltd   2,227,601
2,187,919 Waypoint REIT Ltd   3,147,429
Total Retail REITs 62,703,326
Self-Storage REITs - 0.7%
39,193 CubeSmart   1,494,429
53,371 Extra Space Storage Inc   6,488,846
Total Self-Storage REITs 7,983,275
Telecom Tower REITs - 0.7%
81,385 Crown Castle Inc   7,489,862
Total Telecom Tower REITs 7,489,862
Total Real Estate Investment Trust Common Stocks
(cost $247,084,928) 217,859,099
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 14 .5 % X 156,579,950
Energy - 0.1%
25,131 NuStar Energy LP 11.315% $ 642,097
Total Energy 642,097
Equity Real Estate Investment Trusts (Reits) - 9.0%
314,322 Agree Realty Corp 4.250% 5,261,750
97,941 American Homes 4 Rent 6.250% 2,204,652
172,373 American Homes 4 Rent 5.875% 3,749,113
121,921 Armada Hoffler Properties Inc 6.750% 2,572,533
212,234 Centerspace 6.625% 5,183,816
11,034 Chatham Lodging Trust 6.625% 225,314
73,432 DiamondRock Hospitality Co 8.250% 1,871,782
147,335 Digital Realty Trust Inc 5.200% 2,983,534
118,977 Digital Realty Trust Inc 5.850% 2,675,793
127,706 Digital Realty Trust Inc 5.250% 2,597,540
169,825 Federal Realty Investment Trust 5.000% 3,401,595
175,019 Kimco Realty Corp 5.125% 3,705,152
212,088 Kimco Realty Corp 5.250% 4,574,738
4,926 Mid-America Apartment Communities Inc 8.500% 264,378
118,123 National Storage Affiliates Trust 6.000% 2,651,861
69,305 Pebblebrook Hotel Trust 5.700% 1,276,598
110,078 Pebblebrook Hotel Trust 6.300% 2,192,754
50,714 Pebblebrook Hotel Trust 6.375% 998,558
65,320 Public Storage 5.050% 1,510,852
61,077 Public Storage 5.600% 1,483,560
85,851 Public Storage 3.900% 1,445,731
67,896 Public Storage 4.700% 1,328,725
73,687 Public Storage 4.125% 1,324,156

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Shares   Description (a) Coupon Value
Equity Real Estate Investment Trusts (Reits) (continued)
88,122 Public Storage 3.875% $ 1,459,300
77,114 Public Storage 4.750% 1,521,459
106,879 Public Storage 4.000% 1,836,181
53,762 (b) Public Storage 5.150% 1,224,698
94,547 (b) Public Storage 4.625% 1,862,576
120,369 (b) Public Storage 4.000% 2,088,402
116,942 Public Storage 4.875% 2,463,968
99,081 Public Storage 4.100% 1,682,395
72,821 Public Storage 3.950% 1,215,383
113,021 Regency Centers Corp 5.875% 2,700,072
140,791 Regency Centers Corp 6.250% 3,449,379
64,901 Rexford Industrial Realty Inc 5.875% 1,375,901
193,080 Rexford Industrial Realty Inc 5.625% 3,909,870
23,501 RLJ Lodging Trust 1.950% 565,199
42,789 Saul Centers Inc 6.125% 898,569
61,577 Saul Centers Inc 6.000% 1,299,275
158,192 SITE Centers Corp 6.375% 3,603,614
69,214 Spirit Realty Capital Inc 6.000% 1,457,647
45,302 Summit Hotel Properties Inc 5.875% 834,916
86,190 Summit Hotel Properties Inc 6.250% 1,690,186
68,154 Sunstone Hotel Investors Inc 6.125% 1,448,954
93,947 Sunstone Hotel Investors Inc 5.700% 1,935,308
40,164 UMH Properties Inc 6.375% 844,247
20,376 Vornado Realty Trust 5.250% 297,082
72,444 Vornado Realty Trust 5.250% 1,059,131
Total Equity Real Estate Investment Trusts (Reits) 98,208,197
Financial Services - 0.2%
54,570 Brookfield Finance Inc 4.625% 845,289
34,569 (b) National Rural Utilities Cooperative Finance Corp 5.500% 804,421
Total Financial Services 1,649,710
Real Estate - 0.0%
23,020 Brookfield Property Partners LP 6.375% 310,770
Total Real Estate 310,770
Real Estate Management & Development - 0.2%
78,510 Brookfield Property Partners LP 5.750% 1,000,217
55,859 Brookfield Property Partners LP 6.500% 782,585
Total Real Estate Management & Development 1,782,802
Utilities - 5.0%
55,433 (b) BIP Bermuda Holdings I Ltd 5.125% 885,819
88,604 Brookfield BRP Holdings Canada Inc 4.625% 1,298,935
28,908 Brookfield Infrastructure Finance ULC 5.000% 482,474
44,435 (b) Brookfield Infrastructure Partners LP 5.000% 739,843
146,802 Brookfield Infrastructure Partners LP 5.125% 2,560,227
163,325 Brookfield Renewable Partners LP 5.250% 2,972,515
62,579 CMS Energy Corp 5.625% 1,403,647
143,551 CMS Energy Corp 4.200% 2,845,181
75,793 CMS Energy Corp 5.875% 1,709,890
104,797 (b) CMS Energy Corp 5.875% 2,414,523
99,291 (b) DTE Energy Co 5.250% 2,214,189
149,398 (b) DTE Energy Co 4.375% 2,766,851
156,513 DTE Energy Co 4.375% 3,022,266
92,537 Duke Energy Corp 5.625% 2,223,664
106,497 (b) Duke Energy Corp 5.750% 2,546,343
39,736 (b) Entergy Arkansas LLC 4.875% 870,218
21,715 Entergy Mississippi LLC 4.900% 487,068
15,174 Entergy New Orleans LLC 5.500% 351,733

Shares   Description (a) Coupon Value
Utilities (continued)
34,177 Entergy Texas Inc 5.375% $ 803,501
98,166 Georgia Power Co 5.000% 2,296,103
29,743 NextEra Energy Capital Holdings Inc 5.650% 726,622
88,846 NiSource Inc 6.500% 2,230,035
246,540 Sempra 5.750% 5,618,647
80,219 Southern Co/The 5.250% 1,808,136
164,081 (b) Southern Co/The 4.950% 3,453,905
189,730 Southern Co/The 4.200% 3,694,043
66,638 Spire Inc 5.900% 1,559,996
Total Utilities 53,986,374
Total $25 Par (or similar) Retail Preferred
(cost $179,901,771) 156,579,950
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 10 .2 % X 110,033,542
Energy - 4.0%
$ 6,032 Enbridge Inc 6.000% 1/15/77 $ 5,522,447
4,960 Enbridge Inc 5.500% 7/15/77 4,327,801
1,952 Enbridge Inc 8.500% 1/15/84 1,935,937
3,292 Enbridge Inc 6.250% 3/01/78 2,937,687
2,709 Enbridge Inc 7.625% 1/15/83 2,586,708
2,965 Enbridge Inc 5.750% 7/15/80 2,580,916
2,553 (d) Energy Transfer LP (TSFR3M reference rate + 3.279% spread) 8.651% 11/01/66 2,111,842
1,285 Energy Transfer LP 6.500% N/A (e) 1,180,722
6,281 Enterprise Products Operating LLC 5.250% 8/16/77 5,527,177
4,425 Enterprise Products Operating LLC 5.375% 2/15/78 3,679,282
1,689 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 1,118,850
2,385 CAD Keyera Corp 5.950% 3/10/81 1,490,491
770 (d) Plains All American Pipeline LP (TSFR3M reference rate +
4.372% spread)
9.736% N/A (e) 726,615
2,565 Transcanada Trust 5.500% 9/15/79 2,106,058
2,460 Transcanada Trust 5.600% 3/07/82 2,013,572
3,960 Transcanada Trust 5.875% 8/15/76 3,610,664
640 Transcanada Trust 5.300% 3/15/77 550,201
Total Energy 44,006,970
Financial Services - 0.6%
1,995 National Rural Utilities Cooperative Finance Corp 7.125% 9/15/53 2,022,172
915 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 867,416
2,887 Transcanada Trust 5.625% 5/20/75 2,672,091
Total Financial Services 5,561,679
Transportation - 0.4%
2,140 BNSF Funding Trust I 6.613% 12/15/55 2,083,188
1,995 Royal Capital BV , Reg S 4.875% N/A (e) 1,957,594
Total Transportation 4,040,782
Utilities - 5.2%
3,960 American Electric Power Co Inc 3.875% 2/15/62 3,222,639
3,755 CMS Energy Corp 4.750% 6/01/50 3,203,240
2,115 CMS Energy Corp 3.750% 12/01/50 1,588,470
1,800 ComEd Financing III 6.350% 3/15/33 1,769,671
3,395 Dominion Energy Inc 4.350% N/A (e) 2,931,283
3,150 (b) Dominion Energy Inc 4.650% N/A (e) 2,883,388
2,895 Dominion Energy Inc 5.750% 10/01/54 2,801,971
5,340 Duke Energy Corp 4.875% N/A (e) 5,197,359
2,980 Edison International 5.000% N/A (e) 2,546,932
1,875 Edison International 5.375% N/A (e) 1,654,157

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities (continued)
$ 2,000 GBP Electricite de France SA , Reg S 5.875% N/A (e) $ 2,028,938
4,530 Emera Inc 6.750% 6/15/76 4,348,642
5,450 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 5,018,583
1,785 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 1,511,008
335 PPL Capital Funding Inc 8.317% 3/30/67 306,587
5,827 Sempra 4.875% N/A (e) 5,521,002
3,495 Sempra 4.125% 4/01/52 2,827,032
1,002 (d) Southern California Edison Co (3-Month LIBOR reference rate
+ 4.199% spread)
4.516% N/A (e) 994,058
2,725 Southern Co/The 4.000% 1/15/51 2,520,577
2,375 GBP SSE PLC , Reg S 3.740% N/A (e) 2,626,891
968 Vistra Corp, 144A 8.000% N/A (e) 921,683
Total Utilities 56,424,111
Total $1,000 Par (or similar) Institutional Preferred
(cost $119,593,993) 110,033,542
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 1 .5 % X 16,557,849
Equity Real Estate Investment Trusts (Reits) - 0.2%
18,021 Equity Commonwealth 6.500% $ 450,706
18,460 LXP Industrial Trust 6.500% 831,992
28,957 RPT Realty 7.250% 1,472,753
Total Equity Real Estate Investment Trusts (Reits) 2,755,451
Utilities - 1.3%
36,582 AES Corp/The 6.875% 2,231,502
19,750 Algonquin Power & Utilities Corp 7.750% 426,403
119,692 NextEra Energy Inc 6.926% 4,527,948
39,118 (b) NiSource Inc 7.750% 3,812,049
63,522 (b) Spire Inc 7.500% 2,804,496
Total Utilities 13,802,398
Total Convertible Preferred Securities
(cost $20,272,087) 16,557,849
Shares Description (a) Value
–
INVESTMENT COMPANIES - 0 .3 % X 3,588,168
564,318 JLEN Environmental Assets Group Ltd
Foresight Group Holdings
$ 679,784
677,069 Renewables Infrastructure Group Ltd/The 879,510
1,391,321 Sequoia Economic Infrastructure Income Fund
Ltd
1,410,677
577,081 Starwood European Real Estate Finance Ltd 618,197
Total Investment Companies
(cost $4,188,738) 3,588,168
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
–
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .2% (f) X 1,785,505
Utilities - 0.2%
$ 1,788 ExGen Renewables IV, LLC, Term
Loan
8.184% SOFR90A 2.500% 12/15/27 $ 1,785,505
Total Utilities 1,785,505
Total Variable Rate Senior Loan Interests
(cost $1,782,065) 1,785,505

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0 .1 % X 1,431,229
$ 200 COMM Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 $ 133,026
150 GS Mortgage Securities Corp II, 2018 GS10, 144A 5.067% 3/10/33 126,343
1,300 (d) Natixis Commercial Mortgage Securities Trust, (TSFR1M
reference rate + 4.329% spread), 2019 MILE, 144A
9.662% 7/15/36 865,275
400 (d) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.162% 7/15/36 306,585
Total Asset-Backed and Mortgage-Backed Securities
(cost $2,034,431) 1,431,229
Total Long-Term Investments
(cost $1,139,356,383) 1,048,229,770
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0% X –
11,077,302 (h) State Street Navigator Securities Lending
Government Money Market Portfolio
5.110%(i) $ 11,077,302
Total Investments Purchased with Collateral from Securities Lending
(cost $11,077,302) 11,077,302
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.6%
X –
REPURCHASE AGREEMENTS - 2 .6% 28,197,159
$ 1,247 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $1,247,325,
collateralized by $1,768,600, U.S. Treasury Bond, 2.875%, due
5/15/52, value $1,272,148
1.600% 10/02/23 $ 1,247,159
26,950 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $26,961,858,
collateralized by $37,987,500, U.S. Treasury Bond, 2.875%,
due 5/15/49, value $27,489,002
5.280% 10/02/23 26,950,000
Total Repurchase Agreements
(cost $28,197,159) 28,197,159
Total Short-Term Investments
(cost $28,197,159) 28,197,159
Total Investments (cost $ 1,178,630,844 ) - 100 .3% 1,087,504,231
Other Assets & Liabilities, Net -  (0.3)% (3,195,373)
Net Assets - 100% $ 1,084,308,858
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (71) 12/23 $ (7,814,018) $ (7,672,438) $ 141,580
U.S. Treasury Ultra 10-Year Note (379) 12/23 (43,503,198) (42,282,187) 1,221,011
U.S. Treasury Ultra Bond (73) 12/23 (9,341,530) (8,664,188) 677,342
Total $(60,658,746) $(58,618,813) $2,039,933

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 291,002,454 $ – $ 291,002,454
Common Stocks 145,357,623 104,034,351 – 249,391,974
Real Estate Investment Trust Common
Stocks 156,122,486 61,731,769 4,844 217,859,099
$25 Par (or similar) Retail Preferred 156,579,950 – – 156,579,950
$1,000 Par (or similar) Institutional
Preferred – 110,033,542 – 110,033,542
Convertible Preferred Securities 13,753,353 2,804,496 – 16,557,849
Investment Companies 2,708,658 879,510 – 3,588,168
Variable Rate Senior Loan Interests – 1,785,505 – 1,785,505
Asset-Backed and Mortgage-Backed
Securities – 1,431,229 – 1,431,229
Investments Purchased with Collateral from
Securities Lending 11,077,302 – – 11,077,302
Short-Term Investments:
Repurchase Agreements – 28,197,159 – 28,197,159
Investments in Derivatives:
Futures Contracts* 2,039,933 – – 2,039,933
Total
$ 487,639,305 $ 601,900,015 $ 4,844 $ 1,089,544,164
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,741,152.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Perpetual security. Maturity date is not applicable.
(f) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(h) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(i) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling

LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month

Nuveen Real Estate Securities Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.1%
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 97 .1 % X 892,198,753
Data Center REITs - 10.1%
188,909 Digital Realty Trust Inc   $ 22,861,767
96,000 Equinix Inc   69,720,960
Total Data Center REITs 92,582,727
Diversified REITs - 1.3%
69,808 American Assets Trust Inc   1,357,766
82,298 Armada Hoffler Properties Inc   842,731
446,401 Essential Properties Realty Trust Inc   9,655,654
Total Diversified REITs 11,856,151
Health Care REITs - 11.6%
308,035 CareTrust REIT Inc   6,314,718
18,599 Community Healthcare Trust Inc   552,390
1,495,042 Healthpeak Properties Inc   27,448,971
314,233 Omega Healthcare Investors Inc   10,419,966
724,195 Ventas Inc   30,510,336
377,848 Welltower Inc   30,953,308
Total Health Care REITs 106,199,689
Hotel & Resort REITs - 0.0%
28,644 DiamondRock Hospitality Co   230,011
Total Hotel & Resort REITs 230,011
Hotel & Resort REITs - 3.3%
210,403 Apple Hospitality REIT Inc   3,227,582
742,124 Host Hotels & Resorts Inc   11,925,933
526,228 RLJ Lodging Trust   5,151,772
91,086 Ryman Hospitality Properties Inc   7,585,642
220,487 Xenia Hotels & Resorts Inc   2,597,337
Total Hotel & Resort REITs 30,488,266
Industrial REITs - 17.9%
535,105 Americold Realty Trust Inc   16,272,543
249,237 First Industrial Realty Trust Inc   11,861,189
1,471,793 LXP Industrial Trust   13,098,958
885,136 Prologis Inc   99,321,111
430,824 Rexford Industrial Realty Inc   21,261,164
84,242 STAG Industrial Inc   2,907,191
Total Industrial REITs 164,722,156
Multi-Family Residential REITs - 12.7%
559,497 Apartment Income REIT Corp   17,176,558
47,295 AvalonBay Communities Inc   8,122,443
227,620 Camden Property Trust   21,528,300
662,490 Elme Communities   9,036,364
670,822 Equity Residential   39,383,960
48,440 Essex Property Trust Inc   10,273,639
65,125 Mid-America Apartment Communities Inc   8,378,331
78,937 UDR Inc   2,815,683
Total Multi-Family Residential REITs 116,715,278
Office REITs - 4.0%
200,159 Alexandria Real Estate Equities Inc   20,035,916
47,514 Boston Properties Inc   2,826,133
61,681 Corporate Office Properties Trust   1,469,858
515,214 Cousins Properties Inc   10,494,909

Shares Description (a) Value
Office REITs (continued)
93,092 Equity Commonwealth   $ 1,710,100
Total Office REITs 36,536,916
Other Specialized REITs - 7.0%
60,699 EPR Properties   2,521,436
443,156 Gaming and Leisure Properties Inc   20,185,756
1,431,448 VICI Properties Inc   41,655,137
Total Other Specialized REITs 64,362,329
Retail REITs - 14.4%
304,360 Agree Realty Corp   16,812,846
75,783 Brixmor Property Group Inc   1,574,771
24,394 Federal Realty Investment Trust   2,210,828
2,085,252 Kimco Realty Corp   36,679,583
378,763 NNN REIT Inc   13,385,485
207,263 Realty Income Corp   10,350,714
265,312 Regency Centers Corp   15,770,145
185,343 Simon Property Group Inc   20,022,604
1,245,132 SITE Centers Corp   15,352,478
Total Retail REITs 132,159,454
Self-Storage REITs - 7.2%
130,103 CubeSmart   4,960,827
162,342 Extra Space Storage Inc   19,737,540
158,297 Public Storage   41,714,426
Total Self-Storage REITs 66,412,793
Single-Family Residential REITs - 1.3%
105,132 Invitation Homes Inc   3,331,633
72,078 Sun Communities Inc   8,529,710
Total Single-Family Residential REITs 11,861,343

Nuveen Real Estate Securities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Telecom Tower REITs - 6.3%
213,223 American Tower Corp   $ 35,064,522
88,992 Crown Castle Inc   8,189,934
74,023 SBA Communications Corp   14,817,184
Total Telecom Tower REITs 58,071,640
Total Real Estate Investment Trust Common Stocks
(cost $744,442,591) 892,198,753
Total Long-Term Investments
(cost $744,442,591) 892,198,753
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.3%
X –
REPURCHASE AGREEMENTS - 2 .3 % X 20,715,631
$ 1,046 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $1,045,771,
collateralized by $1,482,800, U.S. Treasury Bond, 2.875%, due
5/15/52, value $1,066,573
1.600% 10/02/23 $ 1,045,631
19,670 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $19,678,655,
collateralized by $25,184,300, U.S. Treasury Bond, 3.375%,
due 11/15/48, value $20,063,478
5.280% 10/02/23 19,670,000
Total Repurchase Agreements
(cost $20,715,631) 20,715,631
Total Short-Term Investments
(cost $20,715,631) 20,715,631
Total Investments (cost $ 765,158,222 ) - 99 .4% 912,914,384
Other Assets & Liabilities, Net -  0.6% 5,574,321
Net Assets - 100% $ 918,488,705

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 892,198,753 $ – $ – $ 892,198,753
Short-Term Investments:
Repurchase Agreements – 20,715,631 – 20,715,631
Total
$ 892,198,753 $ 20,715,631 $ – $ 912,914,384
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
REIT Real Estate Investment Trust